Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions
Related party transactions

28.  Related party transactions

The table below sets forth the major related parties and their relationships with the Group:

Major related parties	Relationship with the Group
Guangzhou Sunhongs Corp., Ltd. (“Guangzhou Sunhongs”)	Significant influence exercised by a principal shareholder of the Company
Shopline*	Investment with significant influence
Xiaomi Corporation (“Xiaomi Group”)	Controlled by a principal shareholder of the Company
*	Since September 6, 2022, Shopline became a subsidiary of the Group and ceased to be a related party of the Group.

During the years ended December 31, 2021, 2022 and 2023, significant related party transactions are as follows:

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$

Bandwidth service provided by Guangzhou Sunhongs	3,287	1,513	1,382
Promotion expense charged from related parties	3,149	5,322	8,008
Loan to related parties	34,035	28,062	—
Payments on behalf of related parties, net of repayments	55,301	36,522	(1)
Others	3,000	2,862	1,309

As of December 31, 2022 and 2023, the amounts due from/to related parties are as follows:

	December 31,
	2022	2023
	US$	US$

Amounts due from related parties, current	1,794	810

Amounts due to related parties, current
Due to Xiaomi Group	1,750	2,377
Others	1,475	156

Total	3,225	2,533
*	Other receivables and payables from/to related parties are unsecured and payable on demand.